Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues, net	$ 170,690	$ 132,274	$ 103,732
Operating costs and expenses:
Cost of revenues (excluding depreciation and amortization)	74,145	55,605	41,658
Product development	16,463	11,757	8,610
Sales and marketing	29,867	24,052	19,892
Other general and administrative expenses	22,909	18,342	13,452
Depreciation and amortization	10,931	7,852	6,661
Total operating costs and expenses	154,315	117,608	90,273
Income from operations	16,375	14,666	13,459
Other income, net	146	176	118
Income before income tax provision	16,521	14,842	13,577
Income tax provision	6,127	6,424	5,932
Net income	$ 10,394	$ 8,418	$ 7,645
Net income per share:
Basic	$ 0.38	$ 0.31	$ 0.29
Diluted	$ 0.37	$ 0.30	$ 0.28
Weighted average shares of common stock outstanding:
Basic	27,570	26,853	26,128
Diluted	28,023	27,663	27,507